Summary of Income taxes (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2021
Net loss for the year before taxes	$ (140,631)	$ (15,006,235)
Canadian federal and provincial income tax rates	27.00%	27.00%
Income tax recovery based on Canadian federal and provincial income tax rates	$ (37,970)	$ (4,051,683)
Difference in foreign tax rates		5,852
Deferred tax asset not recognized	37,966	2,507,125
Stock-based compensation		750,911
Fair value change in warrant liability		408,070
Permanent differences and other	4	379,725
Income tax expense (income)